UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2006

Date of reporting period: May 31, 2006

Item 1. Schedule of Investments.

Akros Absolute Return Fund Schedule of Investments May 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS 48.66%
Consumer Discretionary 5.16%
Building Materials Holding Corp.	600	$17,112
CBS Corp. - Class B	700	18,137
Journal Register Co.	3,000	30,000
Navarre Corp. (a)	3,000	10,500
Time Warner Inc.	600	10,326
WPT Enterprises, Inc. (a)	3,100	16,058
		102,133
Consumer Staples 5.58%
Chiquita Brands International, Inc.	2,400	34,344
Coca-Cola Enterprises Inc.	1,000	19,660
Seaboard Corp.	20	26,240
SUPERVALU INC.	700	20,412
The Topps Co., Inc. (a)	1,200	9,804
		110,460
Energy 9.70%
Apache Corp.	300	19,464
Chesapeake Energy Corp.	900	27,531
Chevron Corp.	200	11,958
Cimarex Energy Co.	1,000	40,560
Devon Energy Corp.	300	17,208
Encore Acquisition Co. (a)	1,300	34,528
Energy Partners, Ltd. (a)	1,000	21,200
The Houston Exploration Co. (a)	200	10,658
Patterson-UTI Energy, Inc.	300	8,970
		192,077
Financials 6.87%
American Capital Strategies, Ltd.	1,200	41,100
Aspen Insurance Holdings Ltd.	1,300	28,171
Endurance Specialty Holdings Ltd.	800	24,440
Matrix Bancorp, Inc. (a)	1,000	22,850
Popular, Inc.	1,000	19,370
		135,931
Health Care 4.46%
Eli Lilly & Co.	400	20,656
Health Fitness Corp. (a)	10,000	19,700
PainCare Holdings, Inc. (a)	7,540	10,405
St. Jude Medical, Inc. (a)	1,100	37,510
		88,271
Industrials 5.12%
Bennett Environmental Inc. (a)	4,500	14,850
Canadian National Railway Co.	500	22,350
DryShips Inc.	3,000	27,000
SkyWest, Inc.	1,600	37,168
		101,368
Information Technology 5.87%
Advanced Micro Devices, Inc. (a)	600	18,534
Avnet, Inc. (a)	900	19,872
Borland Software Corp. (a)	2,000	10,580
ePlus Inc. (a)	360	4,860
Ingram Micro Inc. - Class A (a)	1,100	18,986
Jack Henry & Associates, Inc.	1,100	20,636
Microsoft Corp.	1,000	22,650
		116,118

Akros Absolute Return Fund Schedule of Investments May 31, 2006 (Unaudited)

	Shares	Value
Manufacturing 1.00%
Peoples Educational Holdings, Inc. (a)	4,992	19,769

Telecommunication Services 3.98%
CenturyTel, Inc.	600	21,450
Telecom Corp. of New Zealand Ltd. - ADR	600	13,746
Telefonos de Mexico SA de CV (Telmex) - Series L - ADR	2,200	43,538
		78,734
Utilities 0.92%
Otter Tail Corp.	700	18,263

TOTAL COMMON STOCKS (Cost $1,021,840)		963,124

EXCHANGE TRADED FUNDS 3.54%
iShares Goldman Sachs Semiconductor Index Fund	700	42,280
Ketch Resources Trust - CN (b)	2,800	27,835

TOTAL EXCHANGE TRADED FUNDS (Cost $68,565)		70,115

INVESTMENT COMPANY 0.99%
BlackRock Florida Insured Municipal 2008 Term Trust	1,400	19,488

TOTAL INVESTMENT COMPANY (Cost $19,905)		19,488

PARTNERSHIPS 9.67%
AmeriGas Partners, L.P.	300	8,700
Bauer Private Equity Fund III, LLC (Alien Technology)	21,000	105,000
Enbridge Energy Partners, L.P.	1,000	43,520
Suburban Propane Partners, L.P.	400	11,692
TEPPCO Partners, L.P.	600	22,584

TOTAL PARTNERSHIPS (Cost $186,613)		191,496

PRIVATE INVESTMENT IN PUBLIC EQUITY (PIPE) 0.78%
NexMed, Inc. (a)	25,000	15,525

TOTAL PRIVATE INVESTMENT IN PUBLIC EQUITY (PIPE) (Cost $22,250)		15,525

	Contracts	Value
PUT OPTION PURCHASED 0.55%
Standard and Poor's 500 Index:
Expiration September 2006, Exercise Price $1,250.00	4	10,840

TOTAL PUT OPTION PURCHASED (Cost $5,880)		10,840

	Shares	Value
WARRANT 0.00%
NexMed, Inc. (PIPE):
Expiration January 2010, Exercise Price $1.07
(Acquired 1/23/2006, Cost $0)	10,000	0

TOTAL WARRANT (Cost $0)		0

Akros Absolute Return Fund Schedule of Investments May 31, 2006 (Unaudited)

	Shares	Value
SHORT TERM INVESTMENTS 21.52%
Investment Companies
The Aim STIT Liquid Assets Portfolio	108,054	108,054
The AIM STIT-STIC Prime Portfolio - Investor Class	317,984	317,984

TOTAL SHORT TERM INVESTMENTS (Cost $426,038)		426,038

Total Investments (Cost $1,751,091) 85.71%		1,696,626
Other Assets, less Liabilities 14.29%		282,810
TOTAL NET ASSETS 100.00%		$1,979,436

Percentages are stated as a percent of net assets.

CN	Canadian Dollars
ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued

Akros Absolute Return Fund Schedule of Securities Sold Short May 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS 5.67%
Biotechnology 0.53%
Diversa Corp. (a)	1,111	$10,410

Consumer Discretionary 0.98%
Regal Entertainment Group - Class A	1,000	19,370

Consumer Staples 1.48%
ConAgra Foods, Inc.	1,300	29,380

Financials 0.48%
Wauwatosa Holdings, Inc. (a)	600	9,420

Real Estate Investment Trust 1.64%
BRE Properties, Inc. - Class A	300	15,642
Equity Office Properties Trust	500	16,825
		32,467

Specialty Retail 0.56%
Tractor Supply Co. (a)	200	11,122

TOTAL COMMON STOCKS (Proceeds $103,729)		112,169

EXCHANGE TRADED FUND 0.96%
Utilities Select Sector SPDR Fund	600	19,098

TOTAL EXCHANGE TRADED FUND (Proceeds $18,852)		19,098

TOTAL SECURITIES SOLD SHORT (Proceeds $122,581) 6.63%		$131,267

Percentages are stated as a percent of net assets.

(a)	Non Income Producing

Akros Absolute Return Fund Schedule of Options Written May 31, 2006 (Unaudited)

	Contracts	Value
CALL OPTIONS
CBS Corp. - Class B:
Expiration September 2006, Exercise Price $27.50	7	$385
Cimarex Energy Co.:
Expiration June 2006, Exercise Price $55.00	4	-

TOTAL CALL OPTIONS (Proceeds $1,050)		385

PUT OPTIONS
Encore Acquisition Co.:
Expiration September 2006, Exercise Price $25.00	3	420

TOTAL PUT OPTIONS (Premiums received $270)		420

TOTAL OPTIONS WRITTEN (Premiums received $1,320)		$805

The cost basis of investments for federal income tax purposes at May 31, 2006 was as follows*:

Cost of investments	$1,751,091
Short Sale Proceeds	122,581
Premiums received on options written	1,320
Gross unrealized appreciation	23,886
Gross unrealized depreciation	(86,522)
Net unrealized depreciation	$(62,636)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated August
31, 2006.

Akros Absolute Return Fund Schedule of Open Futures Contracts May 31, 2006 (Unaudited)

Description	Number of Contracts Sold	Contract Value	Settlement Month	Unrealized Appreciation
Dow Jones Industrial Average Index June 2006 Futures	1	$111,880	June 2006	$950

Ascentia Long/Short Fund Schedule of Investments May 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS 8.50%
Food Products 2.33%
Archer-Daniels-Midland Co.	1,265	$52,586

Gold Ores 1.90%
Bema Gold Corp. (a)	1,350	7,344
Glamis Gold Ltd. (a)	350	13,426
Golden Star Resources Ltd. (a)	1,935	5,824
Kinross Gold Corp. (a)	510	5,605
Lihir Gold Ltd. - ADR (a)	245	10,831
		43,030
Metals & Mining 4.27%
Agnico-Eagle Mines Ltd.	285	9,508
Anglo American plc - ADR	315	6,344
Cameco Corp.	165	6,844
Coeur d'Alene Mines Corp. (a)	970	4,637
Freeport-McMoRan Copper & Gold, Inc. - Class B	150	8,398
Gold Fields Ltd. - ADR	380	8,326
Goldcorp, Inc.	480	14,717
Hecla Mining Co. (a)	1,705	9,309
Meridian Gold Inc. (a)	265	8,281
Newmont Mining Corp.	120	6,258
Randgold Resources Ltd. - ADR (a)	470	9,217
Royal Gold, Inc.	170	4,808
		96,647

TOTAL COMMON STOCKS (Cost $207,709)		192,263

EXCHANGE TRADED FUNDS 24.16%
iShares FTSE/Xinhua China 25 Index Fund	1,210	88,657
iShares Lehman 20+ Year Treasury Bond Fund	2,120	177,380
iShares MSCI Japan Index Fund	6,710	93,940
Utilities Select Sector SPDR Fund	5,860	186,524

TOTAL EXCHANGE TRADED FUNDS (Cost $562,569)		546,501

SHORT TERM INVESTMENT 40.08%
Investment Company
The Aim STIT Liquid Assets Portfolio	906,536	906,536

TOTAL SHORT TERM INVESTMENT (Cost $906,536)		906,536

Total Investments (Cost $1,676,814) 72.74%		1,645,300
Other Assets, Less Liabilities 27.26%		616,715
TOTAL NET ASSETS 100.00%		$2,262,015

Ascentia Long/Short Fund Schedule of Securities Sold Short May 31, 2006 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS 59.29%
iShares Russell 2000 Index Fund	8,950	$643,237
SPDR Trust Series 1	4,610	587,821
streetTRACKS SPDR Homebuilders ETF	3,000	110,100

TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,369,643)		1,341,158

Total Securities Sold Short (Proceeds $1,369,643)		$1,341,158

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing

	The cost basis of investments for federal income tax purposes at May 31, 2006
	was as follows*:

	Cost of investments	$1,676,814
	Short Sale Proceeds	1,369,643
	Gross unrealized appreciation	37,399
	Gross unrealized depreciation	(40,428)
	Net unrealized depreciation	$(3,029)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	Tax adjustments will be made as part of the Fund's first annual report, which will be dated August
	31, 2006.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter ended May 31, 2006 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date July 11, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date July 11, 2006